Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2021	2022
Accounts receivable	33,747,099	45,826,900
Allowance for doubtful accounts	(2,562,320)	(4,464,195)
	$31,184,779	$41,362,705

The Group recorded bad debt expense of $758,019, $270,649 and $2,149,176 for the years ended December 31, 2020, 2021 and 2022, respectively.